MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. Bank National Association
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Raymond H. Lung
  John W. Mitchell
  Richard C. Ross

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.


                                     ANNUAL
                                     REPORT

                               SEPTEMBER 30, 1999

                               TAX-FREE TRUST OF
                                     OREGON

[Logo of the Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquilasm Group of Funds: an eagle's head in an oval]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of the Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]


                   SERVING OREGON INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF OREGON

                                 ANNUAL REPORT

             "TAKE PRIDE IN HOW YOUR INVESTMENT IS HELPING OTHERS -
                          WHILE PRIMARILY HELPING YOU"


Dear Fellow Shareholders:                                      November 15, 1999

        Our surveys of shareholders of Tax-Free Trust of Oregon have shown that you and other owners of the Trust bought your shares primarily for TAX-FREE INCOME. And, secondarily, the knowledge - provided through the price STABILITY of the shares of the Trust - that your money would be there when YOU needed it.

        Additionally, our surveys showed that most of our shareholders are pre-retirees or retirees. These are people who are looking forward to making sure that they have the security of a sound income source from the Trust when they are no longer in the workforce.

        The point you may not have fully appreciated - when you made your investment in the Trust - was that in the process of having the Trust provide YOU with these benefits, it also provides help to a variety of OTHERS within your community and Oregon. And, this is a factor in which you can take real PRIDE.

        The economy of Oregon has been growing at a significant rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Oregon and the various communities in the State. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose projects. These projects are what help economic development and provide a high quality of life for the citizens of Oregon.

        We think it is important for you to realize this. The projects that the Trust helped finance are all ones that you and others can reach out and touch. We are illustrating for you some of the various kinds of municipal projects that your investment in the Trust has helped create in Oregon.

                                    [Photo]
                        Eugene Water and Electric Board

                                    [Photo]
                                Clackamas County
                                School District

                                    [Photo]
                         Portland International Airport

                                    [Photo]
                                 Max Light Rail


        As you know, interest rates continuously change - both up and down. However, the value of Tax-Free Trust of Oregon is that it provides you with a decent DOUBLE TAX-FREE return, plus high stability and a high level of safety for your capital - regardless of such interest rate changes - by having a high quality portfolio of a variety of municipal bonds with differing maturities.

        The tax laws of Oregon, as well as those of the Federal government, allow you to receive income from your investment in the Trust DOUBLE TAX-FREE. It is realized by the State and Federal governmental authorities that it is essential that various municipal projects be built with an advantage to the investor. This advantage is primarily one of TAX-FREE income for you.

        More specifically though, you can take comfort in the knowledge that your investment in the Trust is comprised of a portfolio of municipal securities which possess extremely high quality. Therefore, you can "SLEEP WELL AT NIGHT" knowing that the chances of anything happening to these high quality bonds is very slight indeed. The reason for this, of course, is that the various municipal projects represented in the Trust have behind them a very sound stream of income from taxes and revenues generated by the projects themselves.

        We again wish to emphasize that while primarily HELPING YOU, Tax-Free Trust of Oregon is also HELPING OTHERS in your communities and Oregon.

        Consequently, you can take great PRIDE in your investment in Tax-Free Trust of Oregon.

        You can rest assured that the overall management of the Trust is doing a very careful job of "MINDING THE STORE" for you.

        We appreciate the continued confidence that you have placed in the Trust through your investment in Tax-Free Trust of Oregon.

            Sincerely,

/s/ Diana P. Herrmann
---------------------
Diana P. Herrmann
President


/s/ Lacy B. Herrman
-------------------
Lacy B. Herrmann
Chairman, Board of Trustees

PERFORMANCE REPORT

            The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 1999 as compared with the Lehman Brothers Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.


[Line chart with the following information:]

                                                                      Trust's Class A Shares
        Lehman Brothers Municipal Bond Index              Without Sales Charge     With Sales Charge            Cost of Living Index
                       10,000                                    10,000                      9,600                     10,000
                       10,680                                    10,557                     10,131                     10,616
                       12,088                                    11,817                     11,341                     10,976
                       13,352                                    12,929                     12,408                     11,304
                       15,053                                    14,337                     13,759                     11,616
                       14,690                                    14,096                     13,527                     11,960
                       16,334                                    15,308                     14,691                     12,264
                       17,321                                    16,139                     15,488                     12,632
                       18,885                                    17,319                     16,621                     12,912
                       20,530                                    18,439                     17,696                     13,097
                       20,386                                    18,392                     17,650                     13,442



                                   AVERAGE ANNUAL TOTAL RETURN
                               FOR PERIODS ENDED SEPTEMBER 30, 1999
                                                              SINCE
                              1 YEAR     5 YEARS  10 YEARS  INCEPTION
Class A (6/16/86)
    With Sales Charge         (4.58)%     4.63%     5.85%     6.25%
    Without Sales Charge      (0.62)%     5.49%     6.28%     6.57%

Class C (4/5/96)
    With CDSC                 (2.36)%      n/a       n/a      3.80%
    Without CDSC              (1.38)%      n/a       n/a      3.80%

Class Y (4/5/96)
    No Sales Charge           (0.39)%      n/a       n/a      5.15%

Lehman Index                  (0.70)%     6.77%     7.39%     7.63%* (Class A)
                              (0.70)%      n/a       n/a      5.67% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

MANAGEMENT DISCUSSION

            One of our major goals with Tax-Free Trust of Oregon is the protection of the net asset value of your shares. Historically - to a creditable degree - we have achieved this goal on a reasonably consistent basis. Much of this is accomplished through the management style we pursue. This involves utilization of the conservative approach of having a high quality portfolio of municipal bonds which are chosen to meet various maturity standards. As at September 30, 1999, the percentage of securities having a credit rating of AAA or AA was 92.5%. With bond maturities, we employ a practice of structuring the portfolio so that it has 1 year to 30 years in its maturity selection, with the overall portfolio maturity having an average life of approximately 12 years.

            Despite our efforts to control the movement of the share net asset value of the Trust, we sometimes find the task to be a very difficult one. This is because we cannot control the movement of interest rates, which are governed considerably by the actions of the Federal Reserve Board. Over the past year and a half, we have witnessed the decline in interest rates of three separate steps of .25 of 1% each, for a total of .75 of 1%. Then, recently, the Fed decided to increase rates again three separate times by the same basic amounts of .25 of 1% apiece, for a total of .75 of 1%. As a result, the net asset value of a Class A share of Tax-Free Trust of Oregon underwent a slight decline from $10.86 on September 30, 1998 to the level of $10.27 on September 30, 1999.

            The Federal Reserve action to lower rates was prompted by the concern that our policy makers felt toward economic and monetary difficulties in the international scene. Then as those fears dissipated, another concern raised its head. This was the possibility of inflationary pressures in our economy caused by the vibrant economic growth being experienced in the United States, coupled with the extremely low unemployment rate.

            While it is true that municipal bonds of Oregon are not directly affected by international events, they do react to market conditions of domestic interest rate changes. This situation is the primary reason for the price change in the Trust's share net asset value that we experienced during the last fiscal year of the Trust. Additionally, in 1998 there was an abundance of supply of municipal bonds in the market, as issuers saw the opportunity to refinance their existing debt. However, in 1999 when interest rates began to increase, such opportunities began to wane. Through September, 1999, municipal issuance is down 20% in the year over year comparison.

            All in all, we feel that it is very important that investors focus upon the relationship between the double tax-free return that is provided by Tax-Free Trust of Oregon and that of taxable fixed income securities. When a comparison is made between tax-free vs. taxable, one realizes the distinct benefits to them in terms of the actual amount of money that you can keep in your pocket from an investment in Tax-Free Trust of Oregon.

            We will continually strive to provide the shareholders of the Trust with a satisfactory double tax-free yield as well as high stability of the principal of their investment, through maintaining the disciplines that have prevailed since the inception of Tax-Free Trust of Oregon.

[Logo of KPMG LLP:four solid rectangles with the letters KPMG in front]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

          We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the statement of investments, as of September 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodia n and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
-------------


New York, New York
November 5, 1999

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1999

                                                                                     RATING
    FACE                                                                            MOODY'S/
   AMOUNT           STATE OF OREGON GENERAL OBLIGATION BONDS - 49.3%                  S&P                    VALUE
                    City of Beaverton
$   910,000              5.950%, 04/01/2003                                          Aa3/AA-            $     944,125
    960,000              6.050%, 04/01/2004                                          Aa3/AA-                  994,800
  1,020,000              6.150%, 04/01/2005                                          Aa3/AA-                1,056,975
  1,080,000              6.250%, 04/01/2006                                          Aa3/AA-                1,121,850
                    Clackamas County School District #115  (AMBAC
                       Indemnity Corporation Insured)
    600,000              5.600%, 06/01/2006                                          Aaa/AAA                  636,750
    615,000              5.700%, 06/01/2007                                          Aaa/AAA                  655,744
  1,000,000              6.150%, 06/01/2014                                          Aaa/AAA                1,083,750
                    Clackamas County School District #12  (Financial
                       Guaranty Insurance Corporation)
  4,000,000              4.800%, 06/01/2018                                          Aaa/AAA                3,545,000
                    Clackamas and Washington County School
                       District #3J
  2,000,000              5.850%, 08/01/2006                                          A1/AAA                 2,082,500
  1,150,000              5.875%, 10/01/2009                                           A1/A+                 1,188,813
                    Clackamas,  Multnomah and Washington County
                       School District #7J
  1,000,000              7.100%, 06/15/2009                                          Aaa/NR                 1,022,880
    250,000              7.100%, 06/15/2010                                          Aaa/NR                   255,720
  1,500,000              5.700%, 06/15/2010                                          Aa2/NR                 1,545,000
                    Deschutes and Jefferson County School District #2J
                       (MBIA Corporation Insured)
  3,700,000              5.600%, 06/01/2009                                          Aaa/AAA                3,769,375
                    Eugene Oregon (Parks & Open Space)
  1,465,000              5.250%, 02/01/2018                                          Aa2/NR                 1,411,894
  1,555,000              5.250%, 02/01/2019                                          Aa2/NR                 1,486,969
                    Hood River County School District  (AMBAC
                       Indemnity Corporation Insured)
  2,000,000              5.650%, 06/01/2008                                          Aaa/AAA                2,060,000
                    Jackson County School District #5, Ashland
                       (Financial Security Assurance Insured)
  1,400,000              5.100%, 06/01/2005                                          Aaa/AAA                1,435,000
                    Jackson County School District #549C, (Financial
                       Security Assurance Insured)
  1,000,000              5.300%, 06/01/2008                                          Aaa/AAA                1,017,500
                    Jefferson County School District #509J  (Financial
                       Security Assurance Insured)
  1,750,000              5.500%, 06/15/2013                                          Aaa/AAA                1,771,875
                    Josephine County School District #7 (Grants Pass)
                       (Financial Guaranty Insurance Corporation)
  2,700,000              5.700%, 06/01/2013                                          Aaa/AAA                2,770,875
                    Lane County School District #4J
  2,000,000              5.375%, 07/01/2009                                          Aa3/NR                 2,020,000
  1,000,000              5.375%, 07/01/2013                                          Aa3/NR                   993,750
                    Lane County School District #52J  (Financial
                       Guaranty Insurance Corporation Insured)
    750,000              6.400%, 12/01/2009                                          Aaa/AAA                  810,936
                    Lane and Douglas County School District 97J (Siuslaw)
                       (State & School Bond Guarantee)
  1,000,000              5.400%, 06/15/2019                                          Aa2/NR                   973,750
                    Lincoln County Oregon School District
                       (Financial Guaranty Insurance Corporation)
  1,245,000              5.250%, 06/15/2012                                          Aaa/AAA                1,238,775
                    Lincoln County (MBIA Corporation Insured)
  1,000,000              5.375%, 02/01/2010                                          Aaa/AAA                1,007,500
                    Malheur County Jail Bonds (MBIA Corporation Insured)
  1,345,000              6.300%, 12/01/2012                                          Aaa/AAA                1,435,788
                    Marion and Clackamas County Union High School
                       District #7J (Financial Security Assurance Insured)
  1,000,000              7.000%, 06/01/2010                                          Aaa/AAA                1,111,250
  1,340,000              6.000%, 06/01/2013                                          Aaa/AAA                1,433,800
                    Metropolitan Service District Refunding  (Oregon
                       Convention Center)
  4,320,000              6.250%, 01/01/2013                                          Aa2/AA+                4,422,600
                    Multnomah County
  1,000,000              5.200%, 10/01/2008                                          Aa1/NR                 1,030,000
                    Multnomah County Drainage District #1
                       Assessment Bond (MBIA Corporation Insured)
  1,000,000              5.250%, 07/01/2017                                          Aaa/AAA                  957,500
                    Multnomah County School District #4
  1,330,000              5.900%, 01/01/2005                                           A1/A+                 1,373,225
                    Multnomah County School District #40
  5,100,000              5.625%, 06/01/2012                                           NR/AA-                5,189,250
                    Northern Oregon Correctional  (AMBAC Indemnity
                       Corporation Insured)
  2,000,000              5.400%, 09/15/2016                                          Aaa/AAA                1,980,000
                    Oak Lodge Water District (AMBAC Indemnity
                       Corporation Insured)
    215,000              7.300%, 12/01/2005                                          Aaa/AAA                  241,069
    215,000              7.300%, 12/01/2006                                          Aaa/AAA                  240,532
    215,000              7.400%, 12/01/2007                                          Aaa/AAA                  239,994
                    Puerto Rico Commonwealth Infrastructure
                       (MBIA Corporation Insured)
  1,500,000              4.875% , 07/01/2023                                         Aaa/AAA                1,320,000
                    State of Oregon Board of Higher Education
    900,000              6.200%, 10/15/2007                                          Aa2/AA                   940,500
  3,195,000              6.400%, 10/01/2011                                          Aa2/AA                 3,290,850
  2,000,000              6.250%, 10/15/2012                                          Aa2/AA                 2,072,500
  2,150,000              6.500%, 10/01/2017                                          Aa2/AA                 2,211,812
  2,890,000              6.000%, 10/15/2018                                          Aa2/AA                 2,951,413
  5,000,000              4.875%, 08/01/2019                                          Aa2/AA                 4,425,000
  8,000,000              5.000%, 08/01/2022                                          Aa2/AA                 7,200,000
  1,500,000              5.000%, 08/01/2022                                          Aa2/AA                 1,350,000
  1,655,000              5.600%, 08/01/2023                                          Aa2/AA                 1,628,106
  1,500,000              5.600%, 08/01/2023                                          Aa2/AA                 1,475,625
  6,300,000              6.000%, 08/01/2026                                          Aa2/AA                 6,811,875
                    State of Oregon Elderly & Disabled Housing
    725,000              6.250%, 08/01/2013                                          Aa2/AA                   760,344
                    State of Oregon Veterans' Welfare
    505,000              9.000%, 04/01/2008                                          Aa2/AA                   575,069
    700,000              9.200%, 10/01/2008                                          Aa2/AA                   915,250
  1,200,000              5.200%, 10/01/2018                                          Aa2/AA                 1,156,500
                    Polk County School District #2 (Financial Security
                       Assurance Insured)
  1,000,000              5.400%, 06/01/2012                                          Aaa/AAA                1,012,500
                    Polk, Marion, and Benton County School District #13J
                       (Financial Guaranty Insurance Corporation Insured)
  1,000,000              5.500%, 12/01/2008                                          Aaa/AAA                1,033,750
                    City of Portland
  1,000,000              4.500%, 11/01/2004                                          Aaa/NR                 1,001,250
  1,480,000              5.100%, 10/01/2009                                          Aaa/NR                 1,487,400
  2,790,000              5.750%, 06/01/2013                                          Aaa/NR                 2,849,287
  2,000,000              5.600%, 06/01/2015                                          Aa2/NR                 2,010,000
  1,440,000              5.250%, 06/01/2015                                          Aa2/NR                 1,402,200
                    Portland Oregon Emergency Facilities
  1,120,000              5.125%, 06/01/2018                                          Aaa/NR                 1,064,000
                    Portland Community College District
  3,500,000              6.000%, 07/01/2012                                          Aa3/AA                 3,648,750
                    Port of Portland
  1,000,000              4.500%, 03/01/2006                                          Aa2/AA+                  987,500
                    City of Salem
  1,000,000              5.875%, 01/01/2007                                          A1/AA-                 1,030,000
                    Salem-Keizer Oregon School District #24,
                       (Financial Security Assurance Insured)
  2,000,000              4.875%, 06/01/2014                                          Aaa/AAA                1,875,000
                    Tri-County Metropolitan Transportation District
  6,100,000              6.000%, 07/01/2012                                          Aaa/AAA                6,420,250
                    Tualatin Hills Park and Recreation District
                       (MBIA Corporation Insured)
  2,970,000              5.750%, 03/01/2012                                          Aaa/AAA                3,118,500
  2,000,000              5.750%, 03/01/2015                                          Aaa/AAA                2,100,000
                    Umatilla County Oregon  (Financial Guaranty
                       Insurance Corporation Insured)
  2,000,000              5.600%, 10/01/2015                                          Aaa/AAA                2,027,500
                    Umatilla County School District #8R  (AMBAC
                       Indemnity Corporation Insured)
    700,000              6.100%, 12/01/2012                                          Aaa/AAA                  750,750
                    Umatilla County School District #6R  (AMBAC
                       Indemnity Corporation Insured)
  2,675,000              5.050%, 06/15/2022                                          Aaa/AAA                2,434,250
                    Washington County
  2,500,000              6.200%, 12/01/2007                                          Aa1/AA                 2,590,625
  1,625,000              5.000%, 12/01/2011                                          Aa1/AA                 1,598,594
  3,110,000              6.000%, 12/01/2013                                          Aa1/AA                 3,312,150
                    Washington County School District #88JT (Financial
                       Security Assurance Insured)
  2,900,000              6.100%, 06/01/2012                                          Aaa/AAA                3,099,281
  2,055,000              5.125%, 06/15/2012                                          Aaa/NR                 2,021,606
                    Washington and Clackamas County School District
                       #23J
    720,000              6.625%, 01/01/2008                                          NR/NR*                   724,752
  2,000,000              5.400%, 01/01/2010                                          A1/NR                  2,020,000
  1,000,000              5.650%, 06/01/2015                                          A1/NR                  1,005,000
                    Washington & Multnomah County School District
                       #48J
  1,175,000              5.500%, 06/01/2006                                          Aa2/AA-                1,213,188
  1,130,000              5.600%, 06/01/2007                                          Aa2/AA-                1,168,137
  1,000,000              6.150%, 06/01/2008                                          Aa2/AA-                1,013,450
  1,415,000              5.700%, 06/01/2008                                          Aa2/AA-                1,464,525
    525,000              6.300%, 09/01/2009                                          Aaa/AAA                  545,344
  1,440,000              6.000%, 06/01/2011                                          Aa2/AA-                1,503,000
  2,010,000              6.500%, 09/01/2011                                          Aaa/AAA                2,095,425
                    Washington & Yamhill County School District #58J
                       (AMBAC Indemnity Corporation Insured)
     70,000              6.600%, 11/01/2004                                          Aaa/AAA                   70,111
     80,000              6.600%, 11/01/2005                                          Aaa/AAA                   80,120
     90,000              6.600%, 11/01/2006                                          Aaa/AAA                   90,127
                    Yamhill County School District #29J
                       (Financial Security Assurance Insured)
  2,000,000              5.350%, 06/01/2006                                          Aaa/AAA                2,052,500
    500,000              6.100%, 06/01/2011                                          Aaa/AAA                  536,250
                         Total State of Oregon General Obligation Bonds                                   162,099,030

                    STATE OF OREGON REVENUE BONDS - 48.3%

                    AIRPORT REVENUE BONDS - 3.2%
                    Port of Portland Airport (Financial Guaranty
                       Insurance Corporation Insured)
    500,000              5.500%, 07/01/2006                                          Aaa/AAA                  515,625
                    Port of Portland Airport  (MBIA
                       Corporation Insured)
    600,000              6.400%, 07/01/2003                                          NR/AAA                   628,500
  3,530,000              6.750%, 07/01/2009                                          NR/AAA                 3,715,325
  2,425,000              6.750%, 07/01/2015                                          NR/AAA                 2,552,313
  2,000,000              5.500%, 07/01/2024                                          Aaa/AAA                1,937,500
  1,295,000              5.000%, 07/01/2028                                          Aaa/AAA                1,131,506
                         Total Airport Revenue Bonds                                                       10,480,769

                    CERTIFICATE OF PARTICIPATION REVENUE BONDS - 11.5%
                    Marion County Certificate of Participation
                       (MBIA Corporation Insured)
  1,000,000              5.000%, 06/01/2023                                          Aaa/AAA                  897,500
                    Multnomah County Certificate of Participation
  1,000,000              5.200%, 07/01/2005                                          Aa3/NR                 1,022,500
  3,100,000              6.000%, 08/01/2012                                           Aa/A                  3,262,750
                    State of Oregon Certificate of Participation
                       (AMBAC Indemnity Corporation Insured)
  2,100,000              7.500%, 09/01/2015                                          Aaa/AAA                2,210,565
                    Oregon State Department Of Administration Services
                       (AMBAC Indemnity Corporation Insured)
  2,000,000              4.875%, 05/01/2018                                          Aaa/AAA                1,777,500
    950,000              5.000%, 11/01/2019                                          Aaa/AAA                  860,937
  1,500,000              5.800%, 05/01/2024                                          Aaa/AAA                1,601,250
  2,500,000              5.000%, 05/01/2024                                          Aaa/AAA                2,234,375
                    Oregon State Department Of Administration Services
                       (MBIA Corporation Insured)
  1,450,000              5.375%, 11/01/2016                                          Aaa/AAA                1,431,875
  1,000,000              5.750%, 05/01/2017                                          Aaa/AAA                1,015,000
  5,805,000              5.500%, 11/01/2020                                          Aaa/AAA                5,725,181
                    State of Oregon Certificate of Participation
                       (MBIA Corporation Insured)
  2,150,000              7.050%, 01/15/2006                                          Aaa/AAA                2,211,899
  1,250,000              5.700%, 01/15/2010                                          Aaa/AAA                1,279,687
  2,750,000              6.200%, 11/01/2012                                          Aaa/AAA                2,925,313
  1,150,000              7.200%, 01/15/2015                                          Aaa/AAA                1,183,580
  1,000,000              5.500%, 01/15/2015                                          Aaa/AAA                1,011,250
    550,000              5.500%, 01/15/2015                                          Aaa/AAA                  556,187
    500,000              5.800%, 03/01/2015                                          Aaa/AAA                  510,625
    600,000              7.200%, 03/01/2015                                          Aaa/AAA                  614,190
  1,000,000              5.800%, 03/01/2015                                          Aaa/AAA                1,021,250
  2,000,000              6.250%, 11/01/2019                                          Aaa/AAA                2,130,000
                    Southwestern Oregon Community College District
                       (AMBAC Indemnity Corporation Insured)
  1,000,000              5.600%, 06/01/2016                                          Aaa/AAA                1,005,000
                    Washington County Educational Services,
                       Certificates of Participation
    645,000              5.625%, 06/01/2016                                           A1/NR                   645,000
                    Washington County Educational Services,
                       Certificates of Participation,
                       (MBIA Corporation Insured)
    830,000              5.750%, 06/01/2025                                          Aaa/AAA                  833,112
                         Total Certificate of Participation Revenue Bonds                                  37,966,526

                    HOSPITAL REVENUE BONDS - 6.4%
                    Clackamas Hospital Facilities Authority (Adventist
                       Health System/West)  (MBIA Corporation Insured)
  2,000,000              6.350%, 03/01/2009                                          Aaa/AAA                2,105,000
                    Clackamas Hospital Facilites Authority (Sisters of
                       Providence Hospital)
    500,000              6.375%, 10/01/2004                                          A1/AA-                   528,750
                    Clackamas Hospital Facilites Authority (Legacy
                       Health System)
  1,000,000              5.250%, 02/15/2017                                           NR/AA                   955,000
  1,000,000              5.250%, 02/15/2018                                           NR/AA                   947,500
                    Clackamas Hospital Facilites Authority  (Legacy
                       Health System) (MBIA Corporation Insured)
  2,650,000              4.750%, 02/15/2011                                          Aaa/AAA                2,537,375
                    Clackamas County Oregon Hospital Facilites
                       Authority (Mary's Woods)
  3,250,000              6.625%, 05/15/2029                                          NR/NR*                 3,172,812
                    Douglas County Hospital Facilities Authority
                       (Catholic Health) (MBIA Corporation Insured)
    535,000              5.600%, 11/15/2005                                          Aaa/AAA                  559,744
                    Medford Hospital Authority (Asante Health Systems)
                       (MBIA Corporation Insured)
  1,000,000              5.000%, 08/15/2018                                          Aaa/AAA                  917,500
    500,000              5.000%, 08/15/2024                                          Aaa/AAA                  446,250
  3,000,000              5.125%, 08/15/2028                                          Aaa/AAA                2,696,250
                    Salem Oregon Hospital Facilites Authority
  1,500,000              5.000%, 08/15/2018                                          NR/AA-                 1,350,000
                    Western Lane County Hospital Facilities Authority
                       (Sisters of St. Joseph Hospital)
                       (MBIA Corporation Insured)
  1,000,000              5.625%, 08/01/2007                                          Aaa/AAA                1,048,750
  3,765,000              5.750%, 08/01/2019                                          Aaa/AAA                3,802,650
                         Total Hospital Revenue Bonds                                                      21,067,581

                    HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                    BONDS - 9.1%
                    Clackamas Community College District Revenue
                       (MBIA Corporation Insured)
  1,865,000              5.700%, 06/01/2016                                          Aaa/AAA                1,967,575
                    Portland Oregon Housing Authority
  4,140,000              5.100%, 01/01/2027                                           NR/A                  3,715,650
                    State of Oregon Housing Finance Agency,
  1,000,000              6.800%, 07/01/2013                                          Aa2/A+                 1,038,750
                    State of Oregon Housing and Community Services,
  1,670,000              5.200%, 07/01/2009                                          Aa2/NR                 1,672,088
    695,000              5.900%, 07/01/2012                                          Aa2/NR                   711,506
     30,000              6.750%, 07/01/2012                                          Aa2/NR                    31,387
    500,000              6.700%, 07/01/2013                                          Aa2/NR                   514,375
    420,000              6.350%, 07/01/2014                                          Aa2/NR                   433,650
     60,000              6.800%, 07/01/2016                                          Aa2/NR                    62,925
  2,000,000              5.400%, 07/01/2027                                          Aa2/NR                 1,915,000
  3,500,000              6.875%, 07/01/2028                                          Aa2/NR                 3,666,250
                    State of Oregon Housing and Community Services,
                       (MBIA Corporation Insured)
  1,500,000              5.450%, 07/01/2024                                          Aaa/AAA                1,470,000
                    State of Oregon Housing, Educational and Cultural
                       Facilities Authority (George Fox University)
                       (LOC: Bank of America)
  1,000,000              5.700%, 03/01/2017                                          NR/AA-                 1,008,750
                    State of Oregon Housing, Educational and Cultural
                       Facilities Authority (Lewis & Clark College)
                       (MBIA Corporation Insured)
  1,130,000              7.125%, 07/01/2020                                          Aaa/AAA                1,179,686
                    State of Oregon Housing, Educational and Cultural
                       Facilities Authority  (Reed College),
  2,145,000              6.750%, 07/01/2021                                           NR/A+                 2,273,700
                    Oregon Health Sciences University Revenue
                       (MBIA Corporation Insured)
  4,500,000              5.250%, 07/01/2015                                          Aaa/AAA                4,415,625
                    City of Salem Educational Facilities  (Willamette
                       University),
  1,000,000              6.000%, 04/01/2010                                           A2/NR                 1,035,000
  1,740,000              6.750%, 04/01/2011                                          NR/NR*                 1,805,250
                    Yamhill County Educational Services (AMBAC
                       Indemnity Corporation Insurance)
  1,000,000              5.150%, 07/01/2019                                          NR/AAA                   933,750
                         Total Housing, Educational, and Cultural
                            Revenue Bonds                                                                  29,850,917

                    TRANSPORTATION REVENUE BONDS - 3.9%
                    Port of Morrow,
  2,600,000              6.375%, 04/01/2008                                          Aaa/NR                 2,720,250
                    State of Oregon Department of Transportation (Light
                       Rail) (MBIA Corporation Insured),
  2,000,000              6.000%, 06/01/2005                                          Aaa/AAA                2,130,000
  1,500,000              6.100%, 06/01/2007                                          Aaa/AAA                1,599,375
                    Port St. Helens, Oregon Pollution
     80,000              7.750%, 02/01/2006                                           A3/NR                    85,600
                    Tri-County Metropolitan Transportation District
  3,680,000              5.700%, 08/01/2013                                          Aa3/AA+                3,749,000
  2,500,000              5.400%, 06/01/2019                                          NR/AA+                 2,403,125
                         Total Transportation Revenue Bonds                                                12,687,350

                    URBAN RENEWAL REVENUE BONDS - 0.1%
                    City of Portland Urban Renewal,
    300,000              9.000%, 12/01/2002                                           A/NR                    302,310
                         Total Urban Renewal Revenue Bonds                                                    302,310

                    UTILITY REVENUE BONDS - 4.8%
                    Emerald Peoples Utility District (AMBAC Indemnity
                       Corporation Insured),
    700,000              6.700%, 11/01/2005                                          Aaa/AAA                  728,434
                    Emerald Peoples Utility District Electic Systems
                       (Financial Security Assurance Insured)
  1,000,000              6.750%, 11/01/2016                                          Aaa/AAA                1,051,250
                    City of Eugene Electric Utility (Financial Security
                       Assurance Insured)
    640,000              4.850%, 08/01/2013                                          Aaa/AAA                  589,600
  1,700,000              5.000%, 08/01/2018                                          Aaa/AAA                1,553,375
  1,340,000              5.050%, 08/01/2022                                          Aaa/AAA                1,221,075
  1,200,000              5.000%, 08/01/2023                                          Aaa/AAA                1,075,500
                    City of Eugene Electric Utility
    610,000              6.650%, 08/01/2009                                           A1/AA                   635,925
    660,000              6.650%, 08/01/2010                                           A1/AA                   688,050
  1,000,000              6.000%, 08/01/2011                                           A1/AA                 1,022,500
    700,000              6.700%, 08/01/2011                                           A1/AA                   730,625
    500,000              5.000%, 08/01/2017                                           A1/AA                   455,625
  1,400,000              5.800%, 08/01/2019                                           A1/AA                 1,485,750
                    City of Eugene Trojan Nuclear Project
  3,600,000              5.900%, 09/01/2009                                          Aa1/AA-                3,622,140
                    Northern Wasco County Public Utility Development
                       (AMBAC Indemnity Corporation Insured),
  1,000,000              5.625%, 12/01/2022                                          Aaa/AAA                1,001,250
                         Total Utility Revenue Bonds                                                       15,861,099

                    WATER AND  SEWER  REVENUE  BONDS - 8.3%
                    City of Canby  Sewer
                       (Financial Security Assurance Insured),
    500,000              6.250%, 12/01/2017                                          Aaa/AAA                  528,125
                    City of Klamath Falls Water (Financial Security
                       Assurance Insured),
  1,100,000              6.100%, 06/01/2014                                          Aaa/AAA                1,157,750
                    City of Oregon City Sewer,
    750,000              6.875%, 10/01/2019                                          NR/NR*                   839,063
                    City of Portland Sewer
  1,500,000              6.050%, 06/01/2009                                          A1/A+                  1,605,000
                    City of Portland Sewer, (MBIA Corporation Insured)
  2,000,000              4.500%, 06/01/2015                                          Aaa/AAA                1,752,500
  2,500,000              5.250%, 06/01/2016                                          Aaa/AAA                2,428,125
                    City of Portland Sewer (Financial Guaranty
                       Insurance Corporation Insured),
  2,725,000              6.000%, 10/01/2008                                          Aaa/AAA                2,902,125
    500,000              6.000%, 10/01/2012                                          Aaa/AAA                  532,500
  1,185,000              5.000%, 06/01/2015                                          Aaa/AAA                1,112,419
  2,855,000              6.250%, 06/01/2015                                          Aaa/AAA                3,083,400
                    Portland Water System Revenue
  3,000,000              5.500%, 08/01/2014                                          Aa1/NR                 3,018,750
  1,440,000              5.500%, 08/01/2015                                          Aa1/NR                 1,445,400
                    Washington County Unified Sewer Agency
                       (AMBAC Indemnity Corporation Insured),
  2,120,000              5.900%, 10/01/2006                                          Aaa/AAA                2,249,850
    800,000              5.900%, 10/01/2006                                          Aaa/AAA                  849,000
    315,000              5.900%, 10/01/2006                                          Aaa/AAA                  330,750
  2,500,000              6.125%, 10/01/2012                                          Aaa/AAA                2,678,125
    750,000              6.125%, 10/01/2012                                          Aaa/AAA                  803,437
                         Total Water and Sewer Revenue Bonds                                               27,316,319

                    OTHER REVENUE BONDS - 1.0%
                    Baker County Pollution Control (Ash Grove Cement
                       West Project) (Small Business Administration
                       Insured),
    355,000              6.200%, 07/01/2004                                          Aaa/NR                   356,658
    380,000              6.300%, 07/01/2005                                          Aaa/NR                   381,862
                    Oregon Economic Development Commission
                       (Consolidated Freightways)
  1,500,000              7.000%, 04/01/2004                                            A2/A-                1,519,920
                    Multnomah County School District #1J, Special
                       Obligations
  1,000,000              5.000%, 03/01/2007                                            A1/A+                1,006,250
                         Total Other Revenue Bonds                                                          3,264,690
                         Total State of Oregon Revenue Bonds                                              158,797,561

                    PUERTO RICO - 0.6%
                    Puerto Rico Commonwealth Infrastructure, (AMBAC
                       Indemnity Corp. Insured)
  2,100,000              5.000% , 07/01/2028                                         Aaa/AAA                1,876,875
                         Total Puerto Rico                                                                  1,876,875

                       Total Municipal Bonds (cost $ 319,147,493**)                   98.2%               322,773,466
                       Other assets in excess of liabilities                           1.8                  5,972,999
                       Net Assets                                                    100.0%             $ 328,746,465

                    (*) Any security not rated has been determined by the
                        Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                   (**) Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:
                    AMBAC - American Municipal Bond Assurance Corp. MBIA - Municipal Bond Investors Assurance Corp.

  See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
    Investments at value (cost $319,147,493)                                                   $ 322,773,466
    Cash                                                                                           1,625,493
    Interest receivable                                                                            5,402,082
    Receivable for investment securities sold                                                        401,664
    Receivable for Trust shares sold                                                                 305,530
    Other assets                                                                                       3,363
      Total assets                                                                               330,511,598

LIABILITIES
    Payable for Trust shares redeemed                                                              1,103,836
    Dividends payable                                                                                355,803
    Distribution fees payable                                                                        125,528
    Management fees payable                                                                          108,630
    Accrued expenses                                                                                  71,336
      Total liabilities                                                                            1,765,133

NET ASSETS                                                                                     $ 328,746,465

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share               320,020
    Additional paid-in capital                                                                   324,615,258
    Net unrealized appreciation on investments                                                     3,625,973
    Undistributed net investment income                                                              220,108
    Accumulated net realized loss on investments                                                     (34,894)
                                                                                               $ 328,746,465

CLASS A
    Net Assets                                                                                 $ 308,700,996
    Capital shares outstanding                                                                    30,049,573
    Net asset value and redemption price per share                                             $       10.27
    Offering price per share (100/96 of $10.27 adjusted to nearest cent)                       $       10.70

CLASS C
    Net Assets                                                                                 $   3,001,439
    Capital shares outstanding                                                                       292,376
    Net asset value and offering price per share                                               $       10.27
    Redemption  price per share (* a charge of 1% is imposed  on the  redemption proceeds of the shares, or on the original price, whichever is lower, if
      redeemed during the first 12 months after purchase)                                      $       10.27*

CLASS Y
    Net Assets                                                                                 $  17,044,030
    Capital shares outstanding                                                                     1,660,072
    Net asset value, offering and redemption price per share                                   $       10.27

See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME:
        Interest income                                                              $  18,188,315

Expenses:
        Management fees (note 3)                                   $   1,345,097
        Distribution and service fees (note 3)                           503,887
        Transfer and shareholder servicing agent fees                    197,897
        Trustees' fees and expenses (note 8)                              81,359
        Legal fees                                                        70,584
        Shareholders' reports and proxy statements                        68,533
        Custodian fees                                                    27,156
        Audit and accounting fees                                         24,750
        Registration fees and dues                                        20,548
        Insurance                                                         14,450
        Miscellaneous                                                     38,700
                                                                       2,392,961

        Expenses paid indirectly (note 7)                                (92,798)
              Net expenses                                                               2,300,163
              Net investment income                                                     15,888,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions                                     389,398
        Change in unrealized appreciation on investments                               (18,253,687)

        Net realized and unrealized loss on investments                                (17,864,289)
        Net decrease in net assets resulting from operations                         $  (1,976,137)

See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED SEPTEMBER 30,
                                                                        1999              1998
OPERATIONS:
    Net investment income                                          $  15,888,152     $  15,855,970
    Net realized gain from securities transactions                       389,398           898,940
    Change in unrealized appreciation on investments                 (18,253,687)        5,060,852
      Change in net assets resulting from operations                  (1,976,137)       21,815,762

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                            (15,357,860)      (15,702,552)
    Net realized gain on investments                                    (603,490)         (222,521)

    Class C Shares:
    Net investment income                                                (82,349)          (40,552)
    Net realized gain on investments                                      (2,451)             (571)

    Class Y Shares:
    Net investment income                                               (607,653)         (409,309)
    Net realized gain on investments                                     (20,435)           (4,740)
      Change in net assets from distributions                        (16,674,238)      (16,380,245)

CAPITAL SHARE TRANSACTIONS (NOTE 9):
    Proceeds from shares sold                                         42,624,580        34,355,105
    Reinvested dividends and distributions                             9,912,125         9,925,195
    Cost of shares redeemed                                          (39,440,132)      (32,251,564)
      Change in net assets from capital share transactions            13,096,573        12,028,736
      Change in net assets                                            (5,553,802)       17,464,253

NET ASSETS:
    Beginning of period                                              334,300,267       316,836,014
    End of period (including undistributed net investment
      income of $220,108 and $374,665, respectively)               $ 328,746,465     $ 334,300,267

See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

          Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 1999 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)       MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.


          For the year ended September 30, 1999, the Trust incurred fees for advisory and administrative services of $1,345,097.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 1999, service fees on Class A Shares amounted to $482,779, of which the Distributor received $14,550.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 1999, amounted to $15,831. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 1999, amounted to $5,277. The total of these payments made with respect to Class C Shares amounted to $21,108, of which the Distributor received $15,187.


          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 1999, the Distributor received commissions of $164,339 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the year ended September 30, 1999, purchases of securities and proceeds from the sales of securities aggregated $62,550,676 and $54,008,675, respectively.

          At September 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,972,737, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $5,346,764, for a net unrealized appreciation of $3,625,973.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEES AND EXPENSES

          During the fiscal year there were nine Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the average annual rate of $6,800 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended September 30, 1999 such reimbursements averaged approximately $3,500 per Trustee.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                   YEAR ENDED                          YEAR ENDED
                                               SEPTEMBER 30, 1999                  SEPTEMBER 30, 1998
                                            SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES:
    Proceeds from shares sold             3,077,787        $  32,804,150       2,478,110       $  26,612,757
    Reinvested dividends and
      distributions                         912,832            9,714,231         907,937           9,756,708
    Cost of shares redeemed              (3,633,583)         (38,503,659)     (2,903,272)        (31,179,164)
      Net change                            357,036            4,014,722         482,775           5,190,301

CLASS C SHARES:
    Proceeds from shares sold               211,679            2,254,086          50,665             544,808
    Reinvested dividends and
      distributions                           4,179               44,213           1,209              12,994
    Cost of shares redeemed                 (30,354)            (317,699)        (19,993)           (213,501)
      Net change                            185,504            1,980,600          31,881             344,301

CLASS Y SHARES:
    Proceeds from shares sold               721,432            7,566,344         670,706           7,197,540
    Reinvested dividends and
      distributions                          14,352              153,681          14,468             155,493
    Cost of shares redeemed                 (58,206)            (618,774)        (80,210)           (858,899)
      Net change                            677,578            7,101,251         604,964           6,494,134
Total transactions in Trust
    shares                                1,220,118        $  13,096,573       1,119,620       $  12,028,736


                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS A(1)
                                                                           YEAR ENDED SEPTEMBER 30,
                                                      1999           1998             1997           1996           1995
Net Asset Value, Beginning of Period                 $10.86         $10.68           $10.49         $10.55         $10.20

Income from Investment Operations:
    Net investment income                              0.50           0.53             0.53           0.54           0.55
    Net gain (loss) on securities (both
      realized and unrealized)                        (0.56)          0.19             0.21          (0.05)          0.39

    Total from Investment Operations                  (0.06)          0.72             0.74           0.49           0.94

Less Distributions (note 6):
    Dividends from net investment income              (0.51)         (0.53)           (0.54)         (0.54)         (0.55)
    Distributions from capital gains                  (0.02)         (0.01)           (0.01)         (0.01)         (0.04)

    Total Distributions                               (0.53)         (0.54)           (0.55)         (0.55)         (0.59)

Net Asset Value, End of Period                       $10.27         $10.86           $10.68         $10.49         $10.55

Total Return (not reflecting sales charge)(%)         (0.62)          6.90             7.21           4.76           9.52

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)              309            322              312            305            311
    Ratio of Expenses to Average Net
      Assets (%)                                       0.71           0.71             0.73           0.73           0.73
    Ratio of Net Investment Income to
      Average Net Assets (%)                           4.70           4.83             5.01           5.15           5.37
    Portfolio Turnover Rate (%)                          16              7                5             10             13

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                       0.68           0.69             0.72           0.72           0.71

(1) Designated as Class A Shares on April 5, 1996.

See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C(1)                                CLASS Y(1)
                                                                                  PERIOD(2)                                PERIOD(2)
                                                      YEAR ENDED SEPTEMBER 30,      ENDED       YEAR ENDED SEPTEMBER 30,      ENDED
                                                      1999      1998      1997     9/30/96      1999      1998      1997     9/30/96
Net Asset Value, Beginning of Period                 $10.85    $10.67    $10.49    $10.34      $10.85    $10.68    $10.49    $10.34

Income from Investment Operations:
    Net investment income                              0.41      0.43      0.43      0.22        0.52      0.54      0.54      0.27
    Net gain (loss) on securities (both realized
      and unrealized)                                 (0.55)     0.20      0.21      0.15       (0.56)     0.19      0.21      0.15
    Total from Investment Operations                  (0.14)     0.63      0.64      0.37       (0.04)     0.73      0.75      0.42

Less Distributions (note 6):
    Dividends from net investment income              (0.42)    (0.44)    (0.45)    (0.22)      (0.52)    (0.55)    (0.55)    (0.27)
    Distributions from capital gains                  (0.02)    (0.01)    (0.01)      -         (0.02)    (0.01)    (0.01)      -

    Total Distributions                               (0.44)    (0.45)    (0.46)    (0.56)      (0.54)    (0.56)    (0.56)    (0.27)

Net Asset Value, End of Period                       $10.27    $10.85    $10.67    $10.49      $10.27    $10.85    $10.68    $10.49

Total Return (not reflecting sales charge) (%)        (1.38)     6.00      6.20      3.61+      (0.39)     6.96      7.37      4.14+

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)              3.0       1.2        .8        .3        17.0      10.7       4.0        .2
    Ratio of Expenses to Average Net
      Assets (%)                                       1.56      1.56      1.58      1.56*       0.56      0.55      0.58      0.58*
    Ratio of Net Investment Income to Average
      Net Assets (%)                                   3.84      3.98      4.14      4.17*       4.86      4.95      5.21      5.35*
    Portfolio Turnover Rate (%)                          16         7         5        10+         16         7         5        10+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                       1.53      1.54      1.57     1.56*        0.53      0.53      0.57      0.57*

(1) New Class of Shares  established on April 5, 1996.
(2) From April 5, 1996 to September 30, 1996.
 +  Not annualized.
 *  Annualized.

See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

            This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

            For the fiscal year ended September 30, 1999, $16,018,411 of dividends paid by Tax-Free Trust of Oregon, constituting 96.24% of total dividends paid during fiscal 1999, were exempt-interest dividends; $626,376 of dividends paid, constituting 3.76% of total dividends paid during fiscal 1999, were capital gain dividends; and the balance was ordinary dividend income.

            Prior to January 31, 2000, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 1999 CALENDAR YEAR.


PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Trust has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We  will   continue   to  keep   you   up-to-date   through   future
communications.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

            The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 3, 1999. The holders of shares representing 69% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                Number of Votes:

        TRUSTEE                             FOR                        WITHHELD

        Lacy B. Herrmann                    230,894,921                3,636,585
        Vernon R. Alden                     231,019,204                3,512,302
        Warren C. Coloney                   231,117,615                3,413,892
        David B. Frohnmayer                 231,121,288                3,410,219
        James A. Gardner                    231,237,216                3,294,291
        Diana P. Herrmann                   231,237,216                3,294,291
        Raymond H. Lung                     231,237,216                3,294,291
        John W. Mitchell                    231,237,216                3,294,291
        Richard C. Ross                     231,237,216                3,294,291

2. To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:

        FOR                                 AGAINST                    ABSTAIN

        227,059,510                         1,149,298                  6,322,688